Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended											1 Months Ended			12 Months Ended		1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Sony Americas Holding Inc.	Mar. 31, 2012 Sony Europe Limited	Mar. 31, 2012 Japan GAAP Subsidiaries for Local Tax Purposes	Mar. 31, 2013 Sony Music Entertainment (Japan) Inc	Mar. 31, 2013 Minimum	Mar. 31, 2012 Minimum	Mar. 31, 2013 Maximum	Mar. 31, 2012 Maximum	Nov. 30, 2011 Fiscal year ending March 31, 2013 to March 31, 2015	Nov. 30, 2011 Fiscal year ending March 31, 2016	Mar. 31, 2011 Japanese National Filing Group	Mar. 31, 2013 Domestic Country	Mar. 31, 2013 Foreign Country	Nov. 30, 2011 Change in Tax Law	Mar. 31, 2012 Change in Tax Law Minimum	Mar. 31, 2012 Change in Tax Law Maximum	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2011 Sony Ericsson
Income Taxes [Line Items]
Percentage of annual use of net operating loss carryforwards																	80.00%
Net operating loss carryforward period in Japan								7 years		9 years								7 years	9 years
Statutory tax rate	38.30%	(41.00%)	41.00%									38.00%	36.00%
Deferred tax expense (benefit)	¥ 65,771	¥ 206,694	¥ 307,421														¥ (32,729)
Net increase (decrease) in total valuation allowance	63,014	394,520	347,460
Cumulative loss position period			3 years
Valuation allowance				203,025	20,694	32,631								362,316
Valuation allowance for deferred tax asset	931,247	868,233																			78,393
Equity interest								20.00%	20.00%	50.00%	50.00%									50.00%	50.00%	50.00%
Undistributed earnings of foreign subsidiaries and corporate joint ventures not expected to be remitted	1,097,643
Gain on subsidiary's sale of stock arising from issuance of common stock							61,544
Operating loss carryforwards for tax purposes	546,322	533,912
Tax loss carryforwards with no expiration period	145,713
Expiration of remaining operating loss carryforwards	Substantially all of the total operating loss carryforwards expire at various periods between the fiscal years ending March 31, 2014 and 2022 and the remaining amounts expire in periods up to 20 years depending on the jurisdiction.
Tax credit carryforwards for tax purposes	62,599
Tax credit carryforwards with no expiration period	18,006
Expiration dates for remaining tax credit carryforwards										10 years
Interest expense recorded (reversed)	(3,935)	(1,336)	3,612
Penalties recorded (reversed)	367	333	(261)
Liabilities recorded for the payments of interest	9,252	13,187
Liabilities recorded for the payments of penalties	3,707	4,074
Maximum unrecognized tax benefits expected reduction within the next 12 months	¥ 5,632
Tax years subject to examinations															From 2006 through 2012	From 1998 through 2012